02.28 Spartan Index Funds Investor, Advantage Combo PRO-02 | Spartan® International Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Spartan® International Index Fund} - 02.28 Spartan Index Funds Investor, Advantage Combo PRO-02 - Spartan® International Index Fund		Spartan International Index Fund-Investor Class	Spartan International Index Fund-Premium Class
Management fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.14%	0.03%	[1]
Total annual operating expenses		0.19%	0.08%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Spartan® International Index Fund} - 02.28 Spartan Index Funds Investor, Advantage Combo PRO-02 - Spartan® International Index Fund - USD ($)	Spartan International Index Fund-Investor Class	Spartan International Index Fund-Premium Class
1 year	$ 19	$ 8
3 years	61	26
5 years	107	45
10 years	$ 115	$ 103